NOTE PAYABLE – RELATED PARTY (Details Narrative) - USD ($)																																		3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Mar. 01, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Jan. 08, 2018	Dec. 01, 2017	Jun. 06, 2016	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Proceeds from issuance of debt		$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 3,000		$ 3,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000	$ 100,000	$ 30,000	$ 50,000
Debt instrument, interest rate, stated percentage																																	3.00%
Notes payable, related parties, current																																		$ 1,617,000			$ 1,617,000	$ 1,657,000
Paid-in-kind interest																																		19,936	$ 18,385	$ 61,968	80,849	82,851
Interest payable																																		13,894	$ 13,610		54,755	$ 53,671
Interest payable																																		190,663		$ 40,138	54,755
Interest payable																																		190,663			$ 107,882
Repayments of debt	$ 40,000
Notes Payable, Related and Nonrelated Party Status [Extensible Enumeration]																																					Related Party [Member]	Related Party [Member]
Loan One [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of debt																					$ 17,000
Related Party [Member]
Line of Credit Facility [Line Items]
Notes payable, related parties, current	$ 40,000																																	$ 1,617,000			$ 1,617,000	$ 1,657,000
Loan [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of debt																					$ 17,000